UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21767

Alternative Investment Partners Absolute Return Fund

(Exact Name of Registrant as specified in Charter)

100 Front Street, Suite 400

West Conshohocken, Pennsylvania 19428-2881

(Address of principal executive offices)

Stefanie V. Chang Yu, Esq.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, NY 10036

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (212) 296-6970

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Item 1. Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited)

March 31, 2013

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Investment Funds

Commodity Trading Advisors - Managed Futures
GSA Quantitative Futures Partners, L.P.	6/1/2011	$19,190,649	$17,024,693	2.82%
Robeco Transtrend Diversified Fund LLC	6/1/2008	10,232,228	11,454,372	1.89

Total Commodity Trading Advisors - Managed Futures		29,422,877	28,479,065	4.71

Distressed
Cerberus Partners, L.P.	11/1/2009	17,161,734	22,780,244	3.77
Cerberus SPV LLC	11/1/2009	10,228,741	13,850,365	2.29

Total Distressed		27,390,475	36,630,609	6.06

Equity Long/Short - High Hedge
Magnetar Equity Opportunities Fund LLC	2/1/2011	982,154	1,675,083	0.28
Millennium USA, L.P.	9/1/2008	13,760,986	20,821,689	3.44

Total Equity Long/Short - High Hedge		14,743,140	22,496,772	3.72

Equity Long/Short - Opportunistic
Karsch Capital II, LP	1/1/2006	13,353,714	15,285,723	2.53
Lansdowne Global Financials Fund, L.P.	1/1/2006	14,278,108	15,452,194	2.55
Lansdowne UK Equity Fund, L.P.	5/1/2009	12,361,702	15,503,362	2.56
Quentec Partners, LP	10/1/2012	10,000,000	10,896,069	1.80
S.A.C. Capital Management, L.P.	9/1/2009	20,479,244	30,579,010	5.06
Seligman Tech Spectrum Fund LLC	11/1/2007	11,531,347	13,103,832	2.17

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

March 31, 2013

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Investment Funds (continued)

Equity Long/Short - Opportunistic (continued)
TPG-Axon Partners, LP	10/1/2007	$20,516,898	$21,906,906	3.62%
Valinor Capital Partners, L.P.	7/1/2011	8,200,000	9,552,181	1.58

Total Equity Long/Short - Opportunistic		110,721,013	132,279,277	21.87

Event Driven Credit
Plainfield 2008 Liquidating LLC	1/1/2009	342,454	69,421	0.01
Plainfield 2009 Liquidating LLC	6/1/2009	622,032	108,663	0.02
Silver Point Capital Fund, L.P.	5/1/2007	1,421,612	1,012,351	0.17

Total Event Driven Credit		2,386,098	1,190,435	0.20

Event Driven Equity
One East Partners, LP	8/1/2006	1,755,569	1,443,143	0.24
Owl Creek Overseas Fund, Ltd.	2/1/2008	1,003,999	1,907,104	0.31

Total Event Driven Equity		2,759,568	3,350,247	0.55

Macro
Avantium Liquid EM Macro Fund LP	11/1/2011	13,168,216	13,881,971	2.30
BlueCrest Capital L.P.	7/1/2011	15,000,000	16,258,608	2.69
Brevan Howard L.P.	4/1/2009	21,711,108	28,051,043	4.64
Citadel Tactical Trading LLC	1/1/2008	8,105,985	30,328,294	5.02
D.E. Shaw Oculus Fund, L.L.C.	11/1/2006	16,018,128	25,173,112	4.16
Discovery Global Opportunity Partners, L.P.	1/1/2008	11,246,792	20,883,551	3.45

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

March 31, 2013

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Investment Funds (continued)

Macro (continued)
Dymon Asia Macro (US) Fund	3/1/2012	$14,217,570	$14,453,359	2.39%
Fortress Asia Macro Fund LP	7/1/2011	16,000,000	20,222,588	3.34
QFR Victoria Fund, Ltd.	2/1/2010	15,319,903	20,652,104	3.41
Trient Global Macro Partners, L.P.	3/1/2013	10,000,000	10,163,020	1.68

Total Macro		140,787,702	200,067,650	33.08

Merger/Risk Arbitrage
Magnetar Global Event Driven Fund LLC	7/1/2011	7,500,000	8,278,486	1.37

Total Merger/Risk Arbitrage		7,500,000	8,278,486	1.37

Mortgage Arbitrage
Cerberus RMBS Opportunities Fund, L.P.	2/1/2013	17,000,000	17,438,677	2.88
DoubleLine Opportunistic Income Fund II LP	4/1/2011	17,203,703	24,106,832	3.99
SPM Core Fund, L.P.	12/1/2010	17,611,374	26,049,082	4.31
Tilden Park Investment Fund LP	3/1/2012	22,000,000	31,105,697	5.14

Total Mortgage Arbitrage		73,815,077	98,700,288	16.32

Multi-Strategy
Citadel Wellington LLC	8/1/2006	20,253,360	26,233,200	4.34
D.E. Shaw Composite Fund, L.L.C.	1/1/2006	2,817,707	2,773,415	0.46
HBK Fund II L.P.	11/1/2009	11,317,490	13,691,419	2.26
KLS Diversified Fund LP	8/1/2010	9,679,298	11,078,395	1.83
Magnetar Capital Fund, LP	1/1/2008	3,221,855	3,988,475	0.66

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

March 31, 2013

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Investment Funds (continued)

Multi-Strategy (continued)
Magnetar Capital Fund II LP	1/1/2010	$17,258,190	$19,444,759	3.21%
OZ Asia Domestic Partners, L.P.	1/1/2006	53,281	9,995	0.00
OZ Europe Domestic Partners II, L.P.	4/1/2007	792,279	606,536	0.10
Perry Partners, L.P.	11/1/2006	550,271	397,474	0.07
QVT Associates II LP	7/1/2009	167,724	189,986	0.03
QVT Onshore LP	3/1/2012	13,744,805	15,104,050	2.50
QVT SLV Onshore Ltd.	3/1/2012	2,963,784	4,019,603	0.66
QVT Special Investment Onshore Fund, Ltd.	3/1/2012	1,194,135	1,432,666	0.24

Total Multi-Strategy		84,014,179	98,969,973	16.36

Statistical Arbitrage
BlueMatrix L.P.	10/1/2012	17,000,000	17,359,344	2.87
GSA Alpha Capture, L.P.	10/1/2010	17,533,024	19,027,547	3.15
GSA Capital International Partners, L.P.	11/1/2012	8,260,000	8,721,080	1.44
Two Sigma Spectrum U.S. Fund, LP	5/1/2011	19,182,088	22,549,062	3.73

Total Statistical Arbitrage		61,975,112	67,657,033	11.19

Total Investments in Investment Funds		$555,515,241	698,099,835	115.43

Liabilities in excess of Other Assets			(93,297,784)	(15.43)

Total Net Assets			$604,802,051	100.00%

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

March 31, 2013

Strategy Allocation	Percent of Net Assets
Macro	33.08%
Equity Long/Short - Opportunistic	21.87
Multi-Strategy	16.36
Mortgage Arbitrage	16.32
Statistical Arbitrage	11.19
Distressed	6.06
Commodity Trading Advisors - Managed Futures	4.71
Equity Long/Short - High Hedge	3.72
Merger/Risk Arbitrage	1.37
Event Driven Equity	0.55
Event Driven Credit	0.20

Total Investments in Investment Funds	115.43%

Notes to Schedule of Investments

Portfolio Valuation

The Board of Trustees (the “Board”) of Alternative Investment Partners Absolute Return Fund (the “Fund”) has approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value, which ordinarily will be the amount equal to the Fund’s pro rata interest in the net assets of each such Investment Fund, as such value is supplied by, or on behalf of, the Investment Fund’s investment manager from time to time, usually monthly. Values received from, or on behalf of, the Investment Funds’ respective investment managers are typically estimates only, subject to subsequent revision by such investment managers. Such values are generally net of management fees and performance incentive fees or allocations payable to the Investment Funds’ managers or general partners pursuant to the Investment Funds’ operating agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements or offering memoranda. The Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate.

The Fund’s investment adviser (the “Adviser”) has designed ongoing due diligence processes with respect to Investment Funds and their investment managers, which assist the Adviser in assessing the quality of information provided by, or on behalf of, each Investment Fund and in determining whether such information continues to be reliable or whether further investigation is necessary. Such investigation, as applicable, may or may not require the Adviser to forego its normal reliance on the value supplied by, or on behalf of, such Investment Fund and to determine independently the fair value of the Fund’s interest in such Investment Fund, consistent with the Fund’s fair valuation procedures.

Where no value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed by the Adviser not to be indicative of its fair value, the Adviser will determine the fair value of the Investment Fund. In order to determine the fair value of these Investment Funds, the Adviser has established the Fund of Hedge Funds Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for determining and implementing the Fund’s valuation policies and procedures, which have been adopted by the Board, and are subject to Board supervision. The Valuation Committee consists of voting members from Morgan Stanley’s accounting, financial reporting and risk management groups, and non-voting members from portfolio management, legal and compliance groups. A member of the portfolio management team may attend each Valuation Committee meeting to provide knowledge, insight, and recommendations on valuation issues. The portfolio management team will recommend to the Valuation Committee a fair value for an Investment Fund, using such valuation techniques such as a market, income, or cost approach. In applying these valuation techniques, the portfolio management team uses their knowledge of the Investment Fund, industry expertise, information obtained through communication with the Investment Fund’s investment manager, and available relevant information as it considers material. After consideration of the portfolio management team’s recommendation, the Valuation Committee will determine, in good faith, the fair value of the Investment Fund. The Valuation Committee shall meet at least annually to analyze changes in fair value measurements. Because of the inherent uncertainty of valuation, the fair values of the Fund’s investments may differ significantly from the values that would have been used had a ready market for these Investment Funds held by the Fund been available.

Fair Value of Financial Instruments

The fair value of the Fund’s assets and liabilities that qualify as financial instruments approximates the carrying amounts presented in the Schedule of Investments. Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. The Fund uses a three-tier hierarchy to distinguish between (a) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments), fair value of investments for which the Fund has the ability to fully redeem tranches at net asset value as of the measurement date or within the near term or short-term investments that are valued at amortized cost

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) or fair value of investments for which the Fund does not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The units of account that are valued by the Fund are its interests in the Investment Funds or other financial instruments and not the underlying holdings of such Investment Funds or other financial instruments. Thus, the inputs used by the Fund to value its investments in each of the Investment Funds or other financial instruments may differ from the inputs used to value the underlying holdings of such Investment Funds or other financial instruments.

The Fund’s policy is to recognize transfers between Levels 1, 2 or 3 and transfers due to strategy reclassification, if any, as if they occurred as of the beginning of the reporting period. For the period from January 1, 2013 to March 31, 2013, the Fund did not have any transfers between Levels 1 and 2.

The following is a summary of the inputs used for investment tranches as of March 31, 2013 in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investment Funds
Commodity Trading Advisors - Managed Futures	$—	$28,479,065	$—	$28,479,065
Distressed	—	—	36,630,609	36,630,609
Equity Long/Short - High Hedge	—	1,675,083	20,821,689	22,496,772
Equity Long/Short - Opportunistic	—	68,897,292	63,381,985	132,279,277
Event Driven Credit	—	—	1,190,435	1,190,435
Event Driven Equity	—	—	3,350,247	3,350,247
Macro	—	200,067,650	—	200,067,650
Merger/Risk Arbitrage	—	—	8,278,486	8,278,486
Mortgage Arbitrage	—	50,155,915	48,544,373	98,700,288
Multi-Strategy	—	37,311,594	61,658,379	98,969,973
Statistical Arbitrage	—	67,657,033	—	67,657,033

Total Investment Funds	$—	$454,243,632	$243,856,203	$698,099,835

The following is a reconciliation of investment tranches for which significant unobservable inputs (Level 3) were used in determining value:

Investment Funds	Balance as of December 31, 2012	Transfers out of Level 3*	Purchases	Sales	Net realized gain (loss)	Net change in unrealized appreciation/ depreciation	Balance as of March 31, 2013
Distressed	$43,829,217	$—	$—	$(7,739,903)	$1,820,283	$(1,278,988)	$36,630,609
Equity Long/Short - High Hedge	24,317,301	—	—	(4,510,009)	1,565,390	(550,993)	20,821,689
Equity Long/Short - Opportunistic	71,820,230	(8,460,783)	—	(3,000,000)	974,069	2,048,469	63,381,985
Event Driven Credit	1,429,624	—	—	(349,871)	45,521	65,161	1,190,435
Event Driven Equity	3,880,595	—	—	(556,227)	111,381	(85,502)	3,350,247
Merger/Risk Arbitrage	8,004,948	—	—	133	(133)	273,538	8,278,486
Mortgage Arbitrage	28,559,228	—	17,000,000	—	—	2,985,145	48,544,373
Multi-Strategy	65,194,338	—	466,614	(5,950,486)	875,180	1,072,733	61,658,379

Total Investment Funds	$247,035,481	$(8,460,783)	$17,466,614	$(22,106,363)	$5,391,691	$4,529,563	$243,856,203

Investment Funds	Net change in unrealized appreciation/ depreciation on Level 3 investment tranches still held as of March 31, 2013
Distressed	$(1,278,988)
Equity Long/Short - High Hedge	(550,993)
Equity Long/Short - Opportunistic	2,048,469
Event Driven Credit	65,161
Event Driven Equity	(85,502)
Merger/Risk Arbitrage	273,538
Mortgage Arbitrage	2,985,145
Multi-Strategy	1,717,251

Total Investment Funds	$5,174,081

* Transfers out of Level 3 of $8,460,783 are due to changes in the Fund’s ability to fully redeem investment tranches, based on changes to the available redemption date for each applicable investment tranche.

As of March 31, 2013, there were no significant unobservable valuation inputs for Level 3 investments held.

Item 2. Controls and Procedures

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in the form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes or corrective actions during the Registrant’s first fiscal quarter with regard to significant deficiencies or material weaknesses in the Registrant’s internal controls over financial reporting or in other factors that could materially affect the Registrant’s internal controls over financial reporting.

Item 3. Exhibits

(a) Certifications of Principal Executive Officer and Principal Financial Officer attached to the report as part of EX-99. CERT.

SIGNATURES

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused his report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Alternative Investment Partners Absolute Return Fund

By:	/s/ Arthur Lev
Name:	Arthur Lev
Title:	Principal Executive Officer
Date:	May 29, 2013

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur Lev
Name:	Arthur Lev
Title:	Principal Executive Officer
Date:	May 29, 2013

By:	/s/ Noel Langlois
Name:	Noel Langlois
Title:	Principal Financial Officer
Date:	May 29, 2013